Inventories - Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	€ 468,749	€ 456,685
Work-in-process	1,481,387	1,477,041
Finished products	1,038,610	927,493
Inventories, gross	2,988,746	2,861,219
Allowance for obsolescence and/or lower market value	(415,016)	(311,382)	€ (261,598)
Inventories, net	€ 2,573,730	€ 2,549,837